Project debt	12 Months Ended
Dec. 31, 2020
Project debt [Abstract]
Project debt
Note 15.- Project debt

The main purpose of the Company is the long-term ownership and management of contracted concessional assets, such as renewable energy, storage, efficient natural gas, electric transmission lines and water assets, which are financed through project debt. This note shows the project debt linked to the contracted concessional assets included in Note 6 of these consolidated financial statements.

Project debt is generally used to finance contracted assets, exclusively using as a guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In most of the cases, the assets and/or contracts are set up as a guarantee to ensure the repayment of the related financing. In addition, the cash of the Company´s projects includes funds held to satisfy the customary requirements of certain non-recourse debt agreements and other restricted cash for an amount of $280 million as of December 31, 2020 ($339 million as of December 31, 2019).

Compared with corporate debt, project debt has certain key advantages, including a greater leverage and a clearly defined risk profile.

The variations in 2020 and 2019 of project debt have been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2019	4,069,909	782,439	4,852,348
Increases	613,604	268,339	881,943
Decreases	(272,548)	(552,770)	(825,318)
Business combinations (Note 5)	149,585	8,680	158,265
Currency translation differences	150,506	19,869	170,375
Reclassifications	214,211	(214,211)	-
Balance as of December 31, 2020	4,925,268	312,346	5,237,614

The increase in total project debt as of December 31, 2020 is primarily due to:

-	business combinations, being the acquisition of Chile PV I and Tenes for a total amount of $158 million (Note 5).

-
a green project financing agreement entered into by Logrosán Solar Inversiones, S.A.U., the holding company of Spanish assets Solaben 1, 2, 3 and 6, closed on April 8, 2020 for a €140 million nominal amount.

-
a non-recourse project debt refinancing of Helioenergy assets by adding a new long dated tranche of debt from an institutional investor closed on July 10, 2020, providing with a net refinancing proceeds (net “recap”) of approximately $43 million.

-
a non-recourse, project debt financing closed on July 14, 2020 for approximately €326 million in relation to Helios, with institutional investors, which has refinanced the previous bank project debt with approximately €250 million outstanding and has canceled legacy interest rate swaps. After transaction costs and cancelation of legacy swaps, net refinancing proceeds (net “recap”) were approximately $30 million. The accumulated impact of the change in fair value of the interest rate swaps recorded in Other reserves and any difference between the nominal amount of the debt repaid and the amortized cost of the debt have been transferred to the profit and loss in line “Other financial income/(expense), net” on transaction date for a total amount of $73 million (Note 21).

-	the higher value of debt denominated in Euro given the increase in the exchange rate of the Euro against the U.S. dollar since December 31, 2019.

The increase of Project debt during the year 2020 has been partially offset by the contractual payments of debt for the year. Interests accrued are offset by a similar amount of interests paid during the year.

Additionally, on June 12, 2020 the Company refinanced the debt of Cadonal (Uruguay). The terms of the new debts are not substantially different from the original debts refinanced and therefore the exchange of debts instruments does not qualify for an extinguishment of the original debts under IFRS 9, ´Financial instruments´. When there is a refinancing with a non-substantial modification of the original debt, there is a gain or loss recorded in the income statement. This gain or loss is equal to the difference between the present value of the cash flows under the original terms of the former financing and the present value of the cash flows under the new financing, discounted both at the original effective interest rate. In this respect, the Company recorded a $3.8 million financial income in the profit and loss statement of the consolidated financial statements (Note 21).

Due to the PG&E Corporation and its regulated utility subsidiary, Pacific Gas and Electric Company (“PG&E”), Chapter 11 filings in January 2019, a default of the PPA agreement with PG&E occurred. Since PG&E failed to assume the PPA within 180 days from the commencement of the PG&E’s Chapter 11 proceedings, a technical event of default was triggered under the Mojave project finance agreement in July 2019. On July 1, 2020, PG&E emerged from Chapter 11. In addition, PG&E paid to Mojave the portion of the invoice corresponding to the electricity delivered for the period between January 1 and January 28, 2019. This invoice was overdue because the services relate to the pre-petition period and any payment therefore required the approval by the Bankruptcy Court. The technical event of default under the Mojave project finance agreement, which was preventing cash distributions from Mojave to Atlantica, was cured and the Company can make distributions from Mojave. As a result, as of December 31, 2020, the Company has again an unconditional right to defer the settlement of the debt for at least twelve months, and therefore the debt previously presented as current (during the year 2019) has been reclassified as non-current in accordance with the financing agreements in these consolidated financial statements.

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2018	4,826,659	264,455	5,091,114
Increases	53,222	280,005	333,226
Decreases	(19,272)	(516,147)	(535,418)
Currency translation differences	(33,718)	(2,855)	(36,574)
Reclassifications	(756,981)	756,981	-
Balance as of December 31, 2019	4,069,909	782,439	4,852,348

The line “Increases” included primarily accrued interests for the year.

The decrease of Project debt during the year 2019 was primarily due to the contractual payments of debt for the year and the partial repayment of Solana debt using the indemnity received from Abengoa for $22.2 million (Note 6). Interests accrued were offset by a similar amount of interests paid during the year.

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2020, is as follows and is consistent with the projected cash flows of the related projects:

2021		2022	2023	2024	2025	Subsequent years	Total
Interest repayment	Nominal repayment
19,287	293,059	328,364	355,806	371,548	508,843	3,360,707	5,237,614

The repayment schedule for project debt in accordance with the financing arrangements and assuming there would be no acceleration of the Mojave debt, as of December 31, 2019, was as follows and was consistent with the projected cash flows of the related projects:

2020		2021	2022	2023	2024	Subsequent years	Total
Interest repayment	Nominal repayment
12,799	256,620	262,787	293,642	319,962	335,067	3,371,724	4,852,348

Current and non-current loans with credit entities include amounts in foreign currencies for a total amount of $2,711,830 thousand as of December 31, 2020 ($2,291,262 thousand as of December 31, 2019).

The following table details the movement in Project debt for the years 2020 and 2019, split between cash and non-cash items:

Project Debt	2020	2019
Initial balance	4,852,348	5,091,114
Cash Flow	(254,495)	(531,726)
Non-cash changes	639,763	292,960
Final balance	5,237,614	4,852,348

The non-cash changes primarily relate to interests accrued, currency translation differences and the business combinations for the year.

The equivalent in U.S. dollars of the most significant foreign currency-denominated debts held by the Company is as follows:

	Balance as of December 31,
Currency	2020	2019
Euro	2,240,811	1,882,618
South African Rand	355,414	384,313
Algerian Dinar	115,606	24,331
Total	2,711,830	2,291,262

All of the Company’s financing agreements have a carrying amount close to its fair value.